Employee Compensation - Summary of Cash payments in connection with employee future benefit plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Pension Plans [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Contributions to defined benefit plans	$ 251	$ 203	$ 154
Contributions to defined contribution plans	169	170	153
Benefits paid directly to pensioners	45	53	59
Cash payments made for employee future benefit plans	465	426	366
Other employee future benefit plans [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Benefits paid directly to pensioners	36	40	35
Cash payments made for employee future benefit plans	$ 36	$ 40	$ 35